Related Party Transactions	12 Months Ended
Dec. 31, 2016
Related Party Transactions
Related Party Transactions

Note 20—Related Party Transactions

        Loans to related parties—Loans that may be made to the Bank's executive officers, as defined in 12 CFR 215 (Regulation O), directors, principal stockholders and their affiliates would be on substantially the same terms, including interest rates and collateral, as those prevailing at the time for comparable transactions with unrelated persons and would not involve more than normal risk of collectability. As of December 31, 2016 and 2015, there were no loans made to the related parties described above.

        Deposits from related parties—Deposits from related parties were not material as of December 31, 2016 and 2015.

        Other—At December 31, 2016, a short-term receivable of $100,000 was outstanding from a related party for a subscription for the Series B preferred stock subscription and was repaid in January 2017. Refer to Note 25—Stockholders' Equity for additional information regarding the transaction. As of December 31, 2015, there were no receivables outstanding from related parties.